Information about Geographic Areas and Major Customers	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Segment Reporting [Abstract]
Information about Geographic Areas and Major Customers
Note 14 - Information about Geographic Areas and Major Customers
Post's products can be grouped into three primary categories of cereals: balanced, sweetened and unsweetened. Net sales by category are shown in the following table.

	Nine Months Ended June 30,
	2012	2011
Balanced	$423.4	$421.4
Sweetened	178.9	189.0
Unsweetened	109.4	120.0
	$711.7	$730.4

Post's external revenues were primarily generated by sales within the United States; sales to locations outside of the United States were approximately 15% of total net sales for the nine months ended June 30, 2012, and 13% of total net sales for the nine months ended June 30, 2011. Sales are attributed to individual countries based on the address to which the product is shipped.
 As of June 30, 2012, all of Post's long-lived assets were located in the United States except for property located in Canada which has a net carrying value of approximately $51.8.
 One customer accounted for a significant portion of the Company's net sales with $154.0, for the nine months ended June 30, 2012, and $154.1, for the nine months ended June 30, 2011.

Note 17 — Information About Geographic Areas and Major Customers
Products sold can be grouped into three primary categories of cereals: balanced, sweetened and unsweetened. Net sales by category are shown in the following table.

	Year Ended September 30,
	2011	2010	2009
Balanced	$560.4	$572.7	$609.0
Sweetened	249.2	240.2	266.6
Unsweetened	158.6	183.8	196.5
	$968.2	$996.7	$1,072.1

Post's external revenues were primarily generated by sales within the United States; foreign (primarily Canadian) sales were approximately 13% of total net sales. Sales are attributed to individual countries based on the address to which the product is shipped.
As of September 30, 2011, all of Post's long-lived assets were located in the United States except for property located in Canada with a net carrying value of approximately $54.2.
In the fiscal years ended September 30, 2011, 2010, and 2009, one customer accounted for $206.9, $209.4, and $223.9, respectively, or approximately 21% of total net sales.